Tangible assets	12 Months Ended
Dec. 31, 2020
Tangible assets
Tangible assets

14.  Tangible assets

a)   Changes

The changes in Tangible assets in the consolidated balance sheet were as follows:

Tangible Assets

Cost:
Balances at January 1, 2019	16,828
Additions	3,208
Disposals	(207)
Balances at December 31, 2019	19,829
Additions	3,429
Disposals	(171)
Balances at December 31, 2020	23,087

Accumulated depreciation:
Balances at January 1, 2019	(8,114)
Additions	(1,378)
Disposals	205
Balances at December 31, 2019	(9,287)
Additions	(1,766)
Disposals	172
Balances at December 31, 2020	(10,881)

Balances at December 31, 2019	10,542
Balances at December 31, 2020	12,206

As of December 31, 2020, there are no restrictions on title and no tangible assets have been pledged as collateral for liabilities.

b)   Breakdown by asset class

		Accumulated
	Cost	Depreciation	Carrying Amount

Buildings	11,724	(5,826)	5,898
IT equipment and fixtures	4,776	(2,000)	2,776
Furniture and vehicles	2,627	(1,461)	1,166
Other fixtures	702	—	702
Balances at December 31, 2019	19,829	(9,287)	10,542

Buildings	13,125	(6,631)	6,494
IT equipment and fixtures	6,059	(2,594)	3,465
Furniture and vehicles	3,217	(1,656)	1,561
Other fixtures	686	—	686
Balances at December 31, 2020	23,087	(10,881)	12,206